UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-03541
ASSET MANAGEMENT FUND
(Exact name of registrant as specified in charter)
230 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Citi Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 214-1410
Date of fiscal year end: October 31
Date of reporting period: July 1, 2007 — June 30, 2008
Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 there under (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Proxy Voting Record
SIGNATURES

Item 1. Proxy Voting Record
Large Cap Equity Fund

Issuer	Ticker	CUSIP	Meeting Date	Matter Voted	Proposed by	Voted	Vote Cast	For/Against Mgmt
3M Company	MMM	88579Y101	5/13/2008	Elect Ten Directors	Issuer	Yes	For	For
				Appt. Independent Accountant	Issuer	Yes	For	For
				Approve long term incentive plan	Issuer	Yes	For	For
Abbott Laboratories	ABT	2824100	4/25/2008	Elect Thirteen Directors	Issuer	Yes	For	For
				Appt. Independent Auditors	Issuer	Yes	For	For
				Access to medicines	Shareholder	Yes	Against	For
				Advisory Vote	Shareholder	Yes	Against	For
American Express Co	AXP	25816109	4/28/2008	Elect Twelve Directors	Issuer	Yes	For	For
				Appointment of independent accounting firm	Issuer	Yes	For	For
				Statutory supermajority voting-Director election	Issuer	Yes	For	For
				Statutory supermajority voting-Merger/consolidation	Issuer	Yes	For	For
				Statutory supermajority voting-sale/lease of assets	Issuer	Yes	For	For
				Statuatory supermajority voting-exchange of shares	Issuer	Yes	For	For
				Statutory supermajorty voting--authorization of dissolution	Issuer	Yes	For	For
				Cumulative voting for directors	Shareholder	Yes	Against	For
American International Group, Inc.	AIG	26874107	5/14/2008	Elect Thirteen Directors	Issuer	Yes	For	For
				Independent Public Acct. Firm	Issuer	Yes	For	For
				Right to water	Shareholder	Yes	Against	For
				Political contribution reporting	Shareholder	Yes	Against	For
Automatic Data Processing, Inc	ADP	53015103	11/13/2007	Elect Ten Directors	Issuer	Yes	For	For
				Appt. Independent Accountant	Issuer	Yes	For	For
Berkshire Hathaway, Inc.	BRK/A	84670108	5/3/2008	Elect Eleven Directors	Issuer	Yes	For	For
Cisco Systems, Inc.	CSCO	17275R102	11/15/2007	Elect Twelve Directors	Issuer	Yes	For	For
				Extension of 2005 stock plan	Issuer	Yes	For	For
				Executive incentive plan current/future covered employees	Issuer	Yes	For	For
				Appointment of independent accounting firm	Issuer	Yes	For	For
				Committee to Avoid Human Rights Violations	Shareholder	Yes	Against	For
				Pay for superior performance for executives	Shareholder	Yes	Against	For
				Shareholder vote on advisory resolution for exec comp	Shareholder	Yes	Against	For
				Additional human rights report every six months	Shareholder	Yes	Against	For
The Coca-Cola Co	KO	191216100	4/16/2008	Elect Twelve Directors	Issuer	Yes	For	For
				Independent Auditors	Issuer	Yes	For	For
				Approval of 2008 Stock Plan	Issuer	Yes	For	For
				Advisory Vote on Executive Compensation	Shareholder	Yes	Against	For
				Independent board chair	Shareholder	Yes	Against	For
				Committee on human rights	Shareholder	Yes	Against	For
Dell Inc.	DELL	24702R101	12/4/2007	Elect Eleven Directors	Issuer	Yes	For	For
				Independent Auditors	Issuer	Yes	For	For
				Amend and restate long term incentive plan	Issuer	Yes	For	For
				Executive stockownership guidelines	Shareholder	Yes	Against	For
				Declaration of dividend	Shareholder	Yes	Against	For

Issuer	Ticker	CUSIP	Meeting Date	Matter Voted	Proposed by	Voted	Vote Cast	For/Against Mgmt
Exxon Mobile Corporation	XOM	30231G102	5/28/2008	Elect eleven Directors	Issuer	Yes	For	For
				Independent Auditors	Issuer	Yes	For	For
				Shareholder Proposals Prohibited	Shareholder	Yes	Against	For
				Ratification of Independence	Shareholder	Yes	For	For
				Director nominee qualifications	Shareholder	Yes	Against	For
				Board Chairman and CEO	Shareholder	Yes	Against	For
				Shareholder Return Policy	Shareholder	Yes	Against	For
				Shareholder Advisory Vote on on Executive Compensation	Shareholder	Yes	Against	For
				Executive Compensation report	Shareholder	Yes	Against	For
				Incentive Pay Recoupment	Shareholder	Yes	Against	For
				Corporate Sponsorship Report	Shareholder	Yes	Against	For
				Political Compensation Report	Shareholder	Yes	Against	For
				Amendment of EEO policy	Shareholder	Yes	Against	For
				Community Enviormental Impact	Shareholder	Yes	Against	For
				ANWR Drilling report	Shareholder	Yes	Against	For
				Greenhouse gas emmissions goals	Shareholder	Yes	Against	For
				C02 Information at the pump	Shareholder	Yes	Against	For
				Climate Change and Technology Report	Shareholder	Yes	Against	For
				Energy Technology Report	Shareholder	Yes	Against	For
				Renewable Energy Policy	Shareholder	Yes	Against	For
Fedex Corporation	FDX	31428X106	9/24/2007	Elect Fourteen Directors	Issuer	Yes	For	For
				Independent Accounting Firm	Issuer	Yes	For	For
				Seperation of CEO and chairman role	Shareholder	Yes	For	For
				Executive Pay vote	Shareholder	Yes	Against	For
				Global warming report	Shareholder	Yes	Against	For
				Political Contributions Report	Shareholder	Yes	Against	For
General Electric Co	GE	369604103	4/23/2008	Elect Sixteen Directors	Issuer	Yes	For	For
				Cumulative Voting	Shareholder	Yes	Against	For
				Separate roles of CEO and chairman	Shareholder	Yes	For	Against
				Recoup Unearned management bonuses	Shareholder	Yes	Against	For
				Curb over extended directors	Shareholder	Yes	Against	For
				Report on charitable contributions	Shareholder	Yes	Against	For
				Global warming report	shareholder	Yes	Against	For
				Advisory vote on executive compensation	Shareholder	Yes	Against	For
Harley-Davidson, Inc.	HDI	412822108	4/26/2008	Elect Four Directors	Issuer	Yes	For	For
				Independent Auditors	Issuer	Yes	For	For
Home Depot	HD	437076102	3/24/2008	Elect Ten Directors	Issuer	Yes	For	For
				Independent Accounting Firm	Issuer	Yes	For	For
				Officer Performance Goals	Issuer	Yes	For	For
				Employee Stock Purchase Plan	Issuer	Yes	For	For
				Political Nonpartisanship	Shareholder	Yes	Against	For
				Special Meetings	Shareholder	Yes	Against	For
				Employment Diversity Report	Shareholder	Yes	Against	For
				Executive Officers Compensation	Shareholder	Yes	Against	For
				Pay for superior performance	Shareholder	Yes	Against	For

Issuer	Ticker	CUSIP	Meeting Date	Matter Voted	Proposed by	Voted	Vote Cast	For/Against Mgmt
Illinois Tool Works Inc.	ITW	452308109	5/2/2008	Elect Ten Directors	Issuer	Yes	For	For
				Reapproval of performance factors	Issuer	Yes	For	For
				Independent Accounting Firm registration	Issuer	Yes	For	For
International Business Machine Corp	IBM	459200101	4/29/2008	Elect Eleven Directors	Issuer	Yes	For	For
				Independent Accounting Firm registration	Issuer	Yes	For	For
				Cumulative Voting	Shareholder	Yes	Against	For
				Executive Compensation	Shareholder	Yes	Against	For
				Board Committee on Human Rights	Shareholder	Yes	Against	For
				Special Meetings	Shareholder	Yes	Against	For
				Advisory vote on executive compensation	Shareholder	Yes	Against	for
Johnson & Johnson	JNJ	478160104	4/24/2008	Elect Twelve Directors	Issuer	Yes	For	For
				Appointment of Accounting Firm	Issuer	Yes	For	For
				Advisory vote on executive compensation	Shareholder	Yes	Against	For
Medtronic, Inc.	MDT	585055106	8/23/2007	Elect Four Directors	Issuer	Yes	For	For
				Independent Public Accountant	Issuer	Yes	For	For
				Amed restated articals of incorpoation	Issuer	Yes	For	For
Microsoft Corporation	MSFT	594918104	11/13/2007	Elect Ten Directors	Issuer	Yes	For	For
				Independent Auditors	Issuer	Yes	For	For
				Internet censorship	Shareholder	Yes	Against	For
				Establishment of board comitttee on human rights	Shareholder	Yes	Against	For
Omnicom Group, Inc.	OMC	681919106	5/16/2008	Elect Eleven Directors	Issuer	Yes	For	For
				Independent Auditors	Issuer	Yes	For	For
Pepsico, Inc.	PEP	713448108	5/7/2008	Elect Ten Directors	Issuer	Yes	For	For
				Independent Public Accountant	Issuer	Yes	For	For
				Beverage container recycling report	Shareholder	Yes	Against	For
				Genetically Engineered Product Report	Shareholder	Yes	Against	For
				Right to water policy	Shareholder	Yes	Against	For
				Global warming report	Shareholder	Yes	Against	For
				Advisory vote on compensation	Shareholder	Yes	Against	For
The Procter & Gamble Co	PG	742718109	10/9/2007	Elect Seven Directors	Issuer	Yes	For	For
				Independent Public Accountant	Issuer	Yes	For	For
				Report on company policies and activities	Shareholder	Yes	Against	For
				Award No Future Stock Options	Shareholder	Yes	Against	For
				Animal Testing	Shareholder	Yes	Against	For

Issuer	Ticker	CUSIP	Meeting Date	Matter Voted	Proposed by	Voted	Vote Cast	For/Against Mgmt
Staples, Inc.	SPLS	855030102	4/14/2008	Elect Twelve Directors	Issuer	Yes	For	For
				Delete Article XII	Issuer	Yes	For	For
				Executive Officer Incentive Plan	Issuer	Yes	For	For
				Restate 2004 Stock Incentive Plan	Issuer	Yes	For	For
				Independent Public Accountant	Issuer	Yes	For	For
				Special Meetings	Shareholder	Yes	Against	For
Sysco Corporation	SYY	871829107	11/9/2007	Elect Three Directors	Issuer	Yes	For	For
				Approval of 2007 stock incentive plan	Issuer	Yes	For	For
				Employee stock purchase plan amendment	Issuer	Yes	For	For
				Independent Public Accountant	Issuer	Yes	For	For
United Health Group			6/5/2008	Election of eight board members	Issuer	Yes	For	For
				Executive Officer Incentive Plan	Issuer	Yes	For	For
				Employee stock purchase plan amendment	Issuer	Yes	For	For
				Independent Public Accountant	Issuer	Yes	For	For
				Shareholder vote on employee compensation	Shareholder	Yes	Against	For
				Performance Vesting Shares	Shareholder	Yes	Against	For
WalMart Stores, Inc.	WMT	931142103	6/6/2008	Elect Fifteen Directors	Issuer	Yes	For	For
				Approve management incentive plan	Issuer	Yes	For	For
				Independent Public Accountant	Issuer	Yes	For	For
				Amend equal opportunity policy	Shareholder	Yes	Against	For
				Pay for superior performance	Shareholder	Yes	Against	For
				Senior executive compensation plan	Shareholder	Yes	Against	For
				Human rights committee	Shareholder	Yes	Against	For
				Advisory vote on executive compensation	Shareholder	Yes	Against	For
				Political contributions report	Shareholder	Yes	Against	For
				Social and Reputational Impact Report	Shareholder	Yes	Against	For
				Special Shareholder meetings	Shareholder	Yes	Against	For
Wells Fargo & Co.	WFC	949746101	4/29/2008	Elect Sixteen Directors	Issuer	Yes	For	For
				Appt. Independent Accountant	Issuer	Yes	For	For
				Perfomanced based compensation policy	Issuer	Yes	For	For
				Long term incentive compensation plan	Issuer	Yes	For	For
				Amendment to require independent chairman	Shareholder	Yes	Against	For
				Executive Compensation Vote	Shareholder	Yes	Against	For
				Pay for Superior Performance	Shareholder	Yes	Against	For
				Human rights issues in investment policies	Shareholder	Yes	Against	For
				Neutral sexual orientation employment policy	shareholder	Yes	Against	For
				Report on racial desparities in mortgage lending	shareholder	Yes	Against	For

The following Funds of Asset Management Fund did not receive any proxy solicitations for the period:
Money Market Fund
Ultra Short Mortgage Fund
Ultra Short Fund
Short U.S. Government Fund
Intermediate Mortgage Fund
U.S. Government Mortgage Fund
SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Asset Management Fund

By (Signature and Title)*	/s/ Rodger D. Shay, Jr.

Rodger D. Shay, Jr., President

Date	8/22/08

*	Print the name and title of each signing officer under his or her signature.